Derivative Financial Instruments and Hedging Activities (Details 2) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012
Assets:
Derivative assets financial and hedging instruments, fair value	$ 26	$ 23
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	21	2
Forward Contracts [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	26	23
Forward Contracts [Member] | Other Liabilities [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	$ 21	$ 2
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Assets:
Derivative assets financial and hedging instruments, fair value			$ 16